Other Income	6 Months Ended
Jun. 30, 2024
Other Income
Other Income

15. Other Income

	Six month period
	ended June 30,
	2024	2023
	€1.000	€1.000

Grant income	366	76
Other income	—	4
	366	80

In January, 2024, the Company entered into an agreement with the Rett Syndrome Research Trust (“RSRT”) that focuses on the design and development of editing oligonucleotides (“EONs”) using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 (“MECP2”) and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.